EuroPacific Growth Fund®
Investment portfolio
June 30, 2020
unaudited
Common stocks 94.66% Consumer discretionary 17.53%	Shares	Value (000)
MercadoLibre, Inc.[1,2]	4,180,589	$4,121,099
Alibaba Group Holding Ltd.[2,3]	134,697,533	3,639,898
LVMH Moët Hennessy-Louis Vuitton SE3	5,606,180	2,455,501
Flutter Entertainment PLC (GBP denominated)[1,3]	6,798,693	891,523
Flutter Entertainment PLC (EUR denominated)[1,3]	5,450,332	715,427
Sony Corp.[3]	22,651,200	1,551,184
Meituan Dianping, Class B2,3	59,832,958	1,329,088
adidas AG2,3	4,780,855	1,250,766
Just Eat Takeaway (GBP denominated)[1,2,3]	6,590,593	690,225
Just Eat Takeaway (EUR denominated)[1,2,3]	3,151,312	327,907
Galaxy Entertainment Group Ltd.[3]	137,941,000	936,599
Kering SA3	1,649,011	895,693
EssilorLuxottica[2,3]	6,888,983	882,957
Delivery Hero SE2,3	8,138,155	829,174
Hermès International[3]	630,238	526,011
Melco Resorts & Entertainment Ltd. (ADR)[1]	32,625,886	506,354
Industria de Diseño Textil, SA3	18,534,026	490,026
Prosus NV2,3	5,191,380	481,814
GVC Holdings PLC[1,3]	46,288,920	424,119
Fast Retailing Co., Ltd.[3]	706,800	404,683
Evolution Gaming Group AB3	5,825,520	346,953
ASOS PLC[1,2,3]	5,980,776	253,459
Naspers Ltd., Class N3	1,232,289	224,807
Maruti Suzuki India Ltd.[3]	2,794,233	217,190
Barratt Developments PLC[3]	33,323,000	204,406
Central Retail Corp. PCL, foreign registered[2,3]	179,357,000	192,613
Nitori Holdings Co., Ltd.[3]	971,600	190,293
Persimmon PLC[2,3]	6,080,000	171,940
Sands China Ltd.[3]	42,654,800	166,918
B2W - Cia. Digital, ordinary nominative[2]	7,096,000	139,686
Taylor Wimpey PLC[3]	78,558,400	138,592
Midea Group Co., Ltd., Class A3	14,633,999	123,790
China Tourism Group Duty Free Corp. Ltd., Class A2,3	5,206,934	115,075
Peugeot SA2,3	6,800,000	110,382
Ferrari NV3	630,813	107,487
Wynn Macau, Ltd.[3]	57,774,800	100,370
Ryohin Keikaku Co., Ltd.[3]	7,058,300	99,891
Gree Electric Appliances, Inc. of Zhuhai, Class A3	11,618,530	93,404
Bayerische Motoren Werke AG3	1,443,384	91,957
Yum China Holdings, Inc.	1,705,100	81,964
Melco International Development Ltd.[3]	39,377,000	76,005
Cie. Financière Richemont SA, Class A3	1,129,970	71,955
Pan Pacific International Holdings Corp.[3]	2,556,599	56,068
Moncler SpA[2,3]	1,315,000	50,210
Falabella SA	11,675,000	36,955
William Hill PLC[3]	18,643,148	26,242
Lojas Americanas SA, ordinary nominative	2,573,000	12,903
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Trip.com Group Ltd. (ADR)[2]	296,300	$7,680
Astra International Tbk PT3	22,208,300	7,467
Burberry Group PLC[3]	92,256	1,826
		26,868,536
Information technology 14.89%
ASML Holding NV3	11,589,079	4,248,306
Shopify Inc., Class A, subordinate voting shares[2]	2,866,300	2,720,692
Keyence Corp.[3]	6,041,900	2,522,628
Taiwan Semiconductor Manufacturing Company, Ltd.[3]	180,648,649	1,911,632
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,126,216	461,325
SAP SE3	12,573,593	1,750,188
Samsung Electronics Co., Ltd.[3]	26,066,453	1,155,503
PagSeguro Digital Ltd., Class A1,2	26,877,697	949,858
STMicroelectronics NV3	24,416,718	662,382
Halma PLC[1,3]	22,478,479	640,602
Edenred SA1,3,4	13,849,943	605,060
Worldline SA, non-registered shares[2,3]	6,162,508	532,421
TeamViewer AG2,3	9,127,304	497,971
Adyen NV2,3	302,815	441,168
Nice Ltd. (ADR)[2]	1,899,840	359,526
Nice Ltd.[2,3]	252,694	47,734
Temenos AG3,4	2,565,397	397,755
Hexagon AB, Class B2,3	6,324,434	368,629
Tokyo Electron Ltd.[3]	1,492,300	366,228
Amadeus IT Group SA, Class A, non-registered shares[3]	6,842,800	356,050
StoneCo Ltd., Class A2	7,612,623	295,065
Capgemini SE3	2,423,354	277,209
Nomura Research Institute, Ltd.[3]	7,352,400	200,620
OBIC Co., Ltd.[3]	1,042,863	183,385
Ingenico Group SA2,3	1,024,000	163,063
SimCorp AS3	1,175,949	126,694
Xero Ltd.[2,3]	1,992,837	124,100
Largan Precision Co., Ltd.[3]	810,000	111,779
Dassault Systemes SA3	639,344	110,187
NetEase, Inc.[3,4]	5,040,400	86,884
Hangzhou Hikvision Digital Technology Co., Ltd., Class A3	18,959,894	81,781
Infosys Ltd. (ADR)	5,286,000	51,063
TDK Corp.[3]	128,000	12,689
		22,820,177
Health care 13.76%
Daiichi Sankyo Company, Ltd.[1,3]	39,333,700	3,212,252
Chugai Pharmaceutical Company, Ltd.[3]	41,284,200	2,206,933
Novartis AG3	17,292,137	1,502,525
AstraZeneca PLC[3]	13,966,983	1,456,011
WuXi Biologics (Cayman) Inc.[2,3]	54,349,846	995,849
WuXi Biologics (Cayman) Inc.[2]	6,099,000	107,808
CSL Ltd.[3]	3,899,558	773,099
HOYA Corp.[3]	7,890,851	755,667
Teva Pharmaceutical Industries Ltd. (ADR)[1,2]	56,229,075	693,305
Takeda Pharmaceutical Company, Ltd.[3]	19,089,453	681,315
Alcon Inc.[2,3]	11,807,429	676,521
Olympus Corp.[3]	33,530,900	645,813
Fresenius SE & Co. KGaA[2,3]	11,726,344	578,822
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
M3, Inc.[3]	13,114,351	$557,705
Koninklijke Philips NV (EUR denominated)[2,3]	10,434,061	485,879
Galapagos NV2,3	2,146,391	421,356
Grifols, SA, Class A, non-registered shares[3]	11,435,697	346,899
Grifols, SA, Class B (ADR)	3,513,426	64,085
Aier Eye Hospital Group Co., Ltd., Class A3	66,013,099	407,113
Hikma Pharmaceuticals PLC[1,3]	14,499,283	398,528
Notre Dame Intermédica Participações SA1	31,484,719	393,754
WuXi AppTec Co., Ltd., Class A3	28,051,084	383,454
Novo Nordisk A/S, Class B3	5,805,787	375,699
Lonza Group AG3	699,500	368,842
Coloplast A/S, Class B3	1,815,502	281,455
Asahi Intecc Co., Ltd.[3]	9,772,200	277,680
bioMérieux SA2,3	1,909,252	262,141
BeiGene, Ltd. (ADR)[2]	1,093,753	206,063
Fresenius Medical Care AG & Co. KGaA[2,3]	2,203,725	187,885
Fisher & Paykel Healthcare Corp. Ltd.[3]	7,935,000	183,498
Sonova Holding AG2,3	888,914	177,251
Hypera SA, ordinary nominative	24,984,400	152,991
Argenx SE (ADR)[2]	656,000	147,751
Shionogi & Co., Ltd.[3]	2,131,500	133,431
Genmab A/S2,3	348,343	116,528
Merck KGaA[3]	940,060	108,981
Yunnan Baiyao Group Co., Ltd., Class A3	7,639,855	101,361
GN Store Nord AS3	1,858,445	98,955
Terumo Corp.[3]	1,870,000	70,794
GW Pharmaceuticals PLC (ADR)[2,4]	518,362	63,613
Straumann Holding AG3	46,168	39,597
NMC Health PLC[2,3,5]	3,105,000	39
		21,099,248
Financials 13.57%
AIA Group Ltd.[3]	392,492,201	3,652,952
HDFC Bank Ltd.[3]	150,423,422	2,144,226
HDFC Bank Ltd. (ADR)	9,553,603	434,307
Kotak Mahindra Bank Ltd.[3]	98,539,478	1,778,240
London Stock Exchange Group PLC[3]	10,910,281	1,128,601
B3 SA - Brasil, Bolsa, Balcao[1]	106,304,300	1,076,903
Ping An Insurance (Group) Company of China, Ltd., Class H3,4	76,203,999	761,053
Ping An Insurance (Group) Company of China, Ltd., Class A3	8,178,157	82,623
UniCredit SpA[2,3]	78,901,473	724,362
Sberbank of Russia PJSC (ADR)[2,3]	54,436,716	618,450
ICICI Bank Ltd.[3]	111,262,904	515,755
ICICI Bank Ltd. (ADR)	9,800,077	91,043
Deutsche Bank AG2,3	53,441,066	506,727
Deutsche Boerse AG3	2,730,364	493,510
Hong Kong Exchanges and Clearing Ltd.[3]	11,213,100	477,888
BNP Paribas SA2,3	10,359,303	410,675
Barclays PLC[3]	287,465,562	406,698
FinecoBank SpA[2,3]	29,253,310	394,191
HDFC Life Insurance Company Ltd.[2,3]	53,674,566	390,902
Toronto-Dominion Bank (CAD denominated)[4]	8,356,199	372,939
PICC Property and Casualty Co. Ltd., Class H3	446,035,869	366,949
Brookfield Asset Management Inc., Class A	10,480,978	344,824
Axis Bank Ltd.[3]	57,971,711	316,054
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Zurich Insurance Group AG3	856,454	$301,615
Commerzbank AG, non-registered shares[2,3]	59,879,938	266,596
Housing Development Finance Corp. Ltd.[3]	9,812,000	230,151
Banco Santander, SA3	88,228,146	215,145
Bank Central Asia Tbk PT3	103,987,200	207,378
Bank Rakyat Indonesia (Persero) Tbk PT3	939,316,100	200,519
Macquarie Group Ltd.[3]	2,260,698	186,087
The People’s Insurance Company (Group) of China Ltd., Class H3	573,739,215	168,370
3i Group PLC[3]	13,566,000	139,720
Société Générale[2,3]	8,241,084	137,106
Capitec Bank Holdings Ltd.[3]	2,606,636	128,929
Sony Financial Holdings Inc.[3]	5,244,600	126,227
Turkiye Garanti Bankasi AS2,3	95,149,880	117,387
QBE Insurance Group Ltd.[3]	17,235,000	105,954
BB Seguridade Participações SA	19,014,000	95,348
Banco BPM SpA[2,3]	59,907,284	89,203
Royal Bank of Canada	1,241,092	84,205
ING Groep NV3	8,818,056	61,258
Bajaj Finance Ltd.[3]	1,526,622	57,930
Hiscox Ltd.[3]	5,459,253	53,290
Banco Bilbao Vizcaya Argentaria, SA3	14,829,850	50,939
Credicorp Ltd.	363,000	48,522
Akbank TAS[2,3]	46,051,146	40,833
Burford Capital Ltd.[3]	6,488,198	37,344
Euronext NV3,4	337,700	33,819
IndusInd Bank Ltd.[3]	4,977,000	31,365
TMX Group Ltd.	268,000	26,498
Discovery Ltd.[3]	3,425,623	20,625
Metropolitan Bank & Trust Company[3]	21,213,192	15,783
Bank Mandiri (Persero) Tbk PT3	42,243,700	14,650
UBS Group AG3	811,307	9,321
Skandinaviska Enskilda Banken AB, Class A2,3	1,020,668	8,827
DNB ASA[2,3]	649,113	8,589
		20,809,405
Industrials 8.13%
Recruit Holdings Co., Ltd.[3]	54,986,229	1,879,655
Airbus SE, non-registered shares[2,3]	25,550,677	1,818,155
Safran SA2,3	11,430,703	1,143,439
Melrose Industries PLC[1,3]	388,449,844	547,500
DSV Panalpina A/S3	4,480,803	546,639
Rentokil Initial PLC[3]	78,896,514	497,530
Experian PLC[3]	13,838,819	482,685
Knorr-Bremse AG, non-registered shares[2,3]	4,478,659	453,152
SMC Corp.[3]	869,100	443,589
MTU Aero Engines AG2,3	2,485,802	429,613
Airports of Thailand PCL, foreign registered[3]	201,546,900	395,280
NIBE Industrier AB, Class B2,3	17,425,756	384,579
DCC PLC[3]	4,377,000	364,529
Ryanair Holdings PLC (ADR)[2]	4,723,725	313,372
Nidec Corp.[3]	4,266,100	284,834
Spirax-Sarco Engineering PLC[3]	2,306,867	284,810
Shanghai International Airport Co., Ltd., Class A3	24,393,228	247,414
ASSA ABLOY AB, Class B3	10,359,522	210,342
Jardine Matheson Holdings Ltd.[3]	4,333,300	181,087
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rolls-Royce Holdings PLC[2,3]	47,193,306	$166,581
Adani Ports & Special Economic Zone Ltd.[3]	35,907,438	165,252
AB Volvo, Class B2,3	10,383,000	162,302
CCR SA, ordinary nominative	55,762,655	148,684
Kingspan Group PLC[3]	2,064,109	132,835
Rheinmetall AG3	1,230,164	106,396
Aeroports de Paris SA3	936,060	95,969
VINCI SA3,4	959,870	88,268
Epiroc AB, Class B3	7,064,752	86,285
Rational AG3	143,296	80,142
Techtronic Industries Co., Ltd.[3]	7,564,500	73,797
ABB Ltd[3]	2,542,983	57,160
easyJet PLC[3,4]	5,880,000	49,451
Sydney Airport, units[3]	10,548,018	41,357
Daikin Industries, Ltd.[3]	173,300	27,868
Canadian National Railway Company (CAD denominated)	265,300	23,472
Komatsu Ltd.[3]	846,300	17,302
Alliance Global Group, Inc.[2,3]	123,500,000	16,911
RELX PLC[3]	523,400	12,114
VAT Group AG3	33,983	6,196
		12,466,546
Communication services 6.59%
Nintendo Co., Ltd.[3]	4,606,227	2,049,610
Tencent Holdings Ltd.[3]	30,702,311	1,972,126
Sea Ltd., Class A (ADR)[2,4]	18,023,801	1,932,872
SoftBank Group Corp.[3]	33,580,900	1,692,067
Cellnex Telecom, SA, non-registered shares[3]	6,661,678	405,450
Z Holding Corp.[3]	78,928,800	385,188
Bharti Airtel Ltd.[3]	50,194,098	371,884
Altice Europe NV, Class A1,2,3	67,470,131	259,774
Altice Europe NV, Class B1,2,3	14,660,819	56,039
América Móvil, SAB de CV, Series L (ADR)	12,849,394	163,059
América Móvil, SAB de CV, Series L	18,821,401	12,078
Ubisoft Entertainment SA2,3	1,946,572	160,319
Square Enix Holdings Co., Ltd.[3]	2,889,400	145,727
Yandex NV, Class A2	2,703,400	135,224
Koninklijke KPN NV3	36,186,245	95,842
China Tower Corp. Ltd., Class H3	484,308,000	85,716
Nippon Telegraph and Telephone Corp.[3]	3,271,700	76,166
JOYY Inc., Class A (ADR)[2]	636,921	56,399
TalkTalk Telecom Group PLC[3]	30,312,400	32,153
ITV PLC[3]	19,704,041	18,208
		10,105,901
Materials 5.68%
Vale SA, ordinary nominative (ADR)	103,405,704	1,066,113
Vale SA, ordinary nominative	54,334,180	558,718
Sika AG3	6,170,800	1,186,090
Koninklijke DSM NV3	7,965,617	1,101,031
Shin-Etsu Chemical Co., Ltd.[3]	7,542,200	881,672
Linde PLC	2,820,763	598,312
Linde PLC (EUR denominated)[3]	1,190,007	250,482
Rio Tinto PLC[3]	9,967,348	560,862
UPM-Kymmene Oyj[3]	17,531,112	505,913
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.[1]	53,100,289	$423,207
Barrick Gold Corp. (CAD denominated)	11,222,000	301,959
Givaudan SA3	43,848	163,096
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A3	25,945,749	149,148
HeidelbergCement AG3	2,649,529	141,171
CCL Industries Inc., Class B, nonvoting shares	4,278,000	138,272
CRH PLC[3]	3,916,552	133,957
Teck Resources Ltd., Class B	9,067,618	94,978
Akzo Nobel NV3	1,015,052	90,811
UPL Ltd.[2,3]	13,500,000	76,241
Yara International ASA[3]	2,065,509	71,763
BASF SE3	1,273,072	71,139
LafargeHolcim Ltd.[3]	1,427,451	62,434
MMG Ltd.[2,3,4]	115,376,000	23,852
Chr. Hansen Holding A/S3	186,000	19,173
BHP Group PLC[3]	805,214	16,531
Asian Paints Ltd.[3]	555,000	12,481
Evonik Industries AG3	363,422	9,207
Gerdau SA (ADR)[4]	1,670,000	4,943
		8,713,556
Consumer staples 5.59%
Kweichow Moutai Co., Ltd., Class A3	8,147,421	1,686,137
Nestlé SA3	14,011,566	1,547,930
British American Tobacco PLC[3]	25,018,918	961,263
Pernod Ricard SA3	5,227,300	821,571
KOSÉ Corp.[1,3]	3,647,400	438,516
Thai Beverage PCL[3]	682,793,300	333,444
Kirin Holdings Company, Ltd.[3,4]	14,424,000	304,187
Philip Morris International Inc.	4,252,740	297,947
Reckitt Benckiser Group PLC[3]	2,737,800	251,956
Inner Mongolia Yili Industrial Group Co., Ltd., Class A3	53,578,236	234,913
Shiseido Co., Ltd.[3]	3,570,059	226,342
Anheuser-Busch InBev SA/NV3,4	3,572,411	176,072
Danone SA2,3	2,388,782	165,068
Treasury Wine Estates Ltd.[3]	21,428,876	155,125
Alimentation Couche-Tard Inc., Class B	4,601,397	144,285
Uni-Charm Corp.[3]	3,414,200	139,881
Foshan Haitian Flavouring and Food Co. Ltd., Class A3	6,359,990	111,492
Chocoladefabriken Lindt & Sprüngli AG3	1,143	98,129
Avenue Supermarts Ltd.[2,3]	2,982,864	90,822
JBS SA, ordinary nominative	17,332,696	67,411
Associated British Foods PLC[3]	2,687,600	63,688
Glanbia PLC[3]	5,175,719	58,564
Carlsberg A/S, Class B3	422,800	55,852
Fomento Económico Mexicano, SAB de CV	8,635,600	53,535
Godrej Consumer Products Ltd.[3]	3,295,950	30,270
Unilever PLC[3]	401,600	21,653
L’Oréal SA, non-registered shares[2,3]	49,200	15,773
CP ALL PCL, foreign registered[3]	4,052,100	8,886
Diageo PLC[3]	205,372	6,817
		8,567,529
EuroPacific Growth Fund — Page 6 of 12

unaudited
Common stocks (continued) Energy 4.63%	Shares	Value (000)
Reliance Industries Ltd.[3]	195,592,776	$4,420,624
Reliance Industries Ltd., interim shares[2,3]	10,027,005	105,922
Canadian Natural Resources, Ltd. (CAD denominated)	58,971,533	1,022,967
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	62,185,271	514,272
Cenovus Energy Inc.[1]	69,773,357	326,356
Neste Oyj[3]	4,733,156	184,852
BP PLC[3]	43,915,026	166,896
Royal Dutch Shell PLC, Class B3	7,708,697	116,649
TC Energy Corp. (CAD denominated)[4]	1,835,000	78,396
Rosneft Oil Company PJSC (GDR)[3]	13,454,800	67,491
TOTAL SA3,4	1,607,354	61,223
Tourmaline Oil Corp.	4,047,604	35,390
		7,101,038
Utilities 3.01%
Ørsted AS3	9,120,210	1,051,832
Enel SpA[3]	96,563,486	831,911
ENN Energy Holdings Ltd.[1,3]	73,744,200	828,233
China Gas Holdings Ltd.[3]	209,890,000	646,353
China Resources Gas Group Ltd.[1,3]	126,618,000	616,166
E.ON SE3	16,419,929	184,605
Iberdrola, SA, non-registered shares[3]	15,902,630	184,190
National Grid PLC[3]	11,155,000	136,596
Guangdong Investment Ltd.[3,4]	75,892,000	130,270
ENGIE SA2,3	929,400	11,472
		4,621,628
Real estate 1.28%
China Overseas Land & Investment Ltd.[3]	122,832,000	370,935
Longfor Group Holdings Ltd.[3]	64,810,500	308,697
Shimao Group Holdings Ltd.[3]	62,016,500	262,812
Ayala Land, Inc.[3]	390,814,709	261,639
Vonovia SE2,3	3,332,417	204,133
ESR Cayman Ltd.[2,3,4]	85,112,800	201,915
CK Asset Holdings Ltd.[3]	25,980,500	154,492
Goodman Logistics (HK) Ltd. REIT[3]	10,209,385	105,073
Sun Hung Kai Properties Ltd.[3]	6,620,226	84,369
		1,954,065
Total common stocks (cost: $100,155,851,000)		145,127,629
Preferred securities 1.57% Energy 0.63%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	68,793,227	548,282
Petróleo Brasileiro SA (Petrobras), preferred nominative	106,377,100	421,549
		969,831
Health care 0.55%
Sartorius AG, nonvoting preferred, non-registered shares[3]	1,839,693	604,388
Grifols, SA, Class B, nonvoting preferred, non-registered shares[3]	13,344,611	245,121
		849,509
Consumer discretionary 0.27%
Volkswagen AG, nonvoting preferred shares[2,3]	2,727,227	412,434
EuroPacific Growth Fund — Page 7 of 12

unaudited
Preferred securities (continued) Information technology 0.07%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[3]	2,590,928	$101,182
Materials 0.04%
Gerdau SA, preferred nominative	22,165,900	65,257
Industrials 0.01%
Azul SA, preferred nominative[2]	3,313,800	12,254
Real estate 0.00%
Ayala Land, Inc., preferred shares[2,3,5]	481,283,600	—[6]
Total preferred securities (cost: $1,836,390,000)		2,410,467
Rights & warrants 0.13% Health care 0.13%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[3,7]	8,561,420	117,033
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[3,7]	8,986,466	53,759
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[2,3,7]	3,589,186	21,471
		192,263
Total rights & warrants (cost: $165,420,000)		192,263
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)
U.S. Treasury 2.50% 2020	$100,000	101,164
Total U.S. Treasury bonds & notes		101,164
Total bonds, notes & other debt instruments (cost: $100,409,000)		101,164
Short-term securities 4.05% Money market investments 4.05%	Shares
Capital Group Central Cash Fund 0.18%[8]	56,108,579	5,611,419
Goldman Sachs Financial Square Government Fund 0.15%[8,9]	225,000,000	225,000
BlackRock FedFund 0.10%[8,9]	150,000,000	150,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.05%[8,9]	100,000,000	100,000
State Street Institutional U.S. Government Money Market Fund 0.12%[8,9]	88,000,000	88,000
Invesco Short-Term Investments Trust - Government & Agency Portfolio 0.09%[8,9]	34,063,380	34,063
Fidelity Institutional Money Market Funds - Government Portfolio 0.06%[8,9]	1,700,000	1,700
RBC U.S. Government Money Market Fund 0.10%[8,9]	1,000,000	1,000
		6,211,182
Total short-term securities (cost: $6,210,059,000)		6,211,182
Total investment securities 100.48% (cost: $108,468,129,000)		154,042,705
Other assets less liabilities (0.48)%		(730,826)
Net assets 100.00%		$153,311,879
EuroPacific Growth Fund — Page 8 of 12

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended June 30, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 12.65%
Consumer discretionary 5.17%
MercadoLibre, Inc.[2]	4,108,989	71,600	—	4,180,589	$—	$2,043,481	$—	$4,121,099
Flutter Entertainment PLC (GBP denominated)[3]	1,214,593	5,584,100	—	6,798,693	—	176,694	—	891,523
Flutter Entertainment PLC (EUR denominated)[3]	5,056,753	393,579	—	5,450,332	—	213,601	—	715,427
Just Eat Takeaway (GBP denominated)[2,3]	6,590,594	—	1	6,590,593	—[6]	194,142	—	690,225
Just Eat Takeaway (EUR denominated)[2,3]	3,151,312	—	—	3,151,312	—	90,345	—	327,907
Melco Resorts & Entertainment Ltd. (ADR)	32,625,886	—	—	32,625,886	—	101,827	—	506,354
GVC Holdings PLC[3]	46,288,920	—	—	46,288,920	—	102,798	—	424,119
ASOS PLC[2,3]	5,440,976	539,800	—	5,980,776	—	162,493	—	253,459
Ryohin Keikaku Co., Ltd.[3,10]	18,105,500	—	11,047,200	7,058,300	(148,060)	156,517	—	—
Stars Group Inc.[2,10]	23,082,671	—	23,082,671	—	—	83,155	—	—
								7,930,113
Information technology 1.43%
PagSeguro Digital Ltd., Class A2	26,277,697	600,000	—	26,877,697	—	425,041	—	949,858
Halma PLC[3]	22,478,479	—	—	22,478,479	—	106,545	—	640,602
Edenred SA3,4	13,593,956	292,987	37,000	13,849,943	(538)	27,635	10,297	605,060
								2,195,520
Health care 3.06%
Daiichi Sankyo Company, Ltd.[3]	39,384,700	—	51,000	39,333,700	829	506,183	—	3,212,252
Teva Pharmaceutical Industries Ltd. (ADR)[2]	56,229,075	—	—	56,229,075	—	188,367	—	693,305
Hikma Pharmaceuticals PLC[3]	14,499,283	—	—	14,499,283	—	33,016	—	398,528
Notre Dame Intermédica Participações SA	37,609,625	—	6,124,906	31,484,719	(31,919)	173,274	—	393,754
Hypera SA, ordinary nominative[10]	34,858,300	—	9,873,900	24,984,400	(40,705)	49,999	1,342	—
NMC Health PLC[2,3,5,10]	12,753,621	—	9,648,621	3,105,000	(313,109)	305,458	—	—
								4,697,839
Financials 0.70%
B3 SA - Brasil, Bolsa, Balcao	91,700,000	14,604,300	—	106,304,300	—	339,114	—	1,076,903
Industrials 0.36%
Melrose Industries PLC[3]	388,449,844	—	—	388,449,844	—	108,824	—	547,500
MTU Aero Engines AG2,3,10	2,954,802	—	469,000	2,485,802	(47,475)	104,018	—	—
								547,500
Communication services 0.21%
Altice Europe NV, Class A2,3	67,470,131	—	—	67,470,131	—	(1,037)	—	259,774
Altice Europe NV, Class B2,3	14,660,819	—	—	14,660,819	—	(1,029)	—	56,039
								315,813
Materials 0.28%
First Quantum Minerals Ltd.	53,100,289	—	—	53,100,289	—	151,913	191	423,207
EuroPacific Growth Fund — Page 9 of 12

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Consumer staples 0.29%
KOSÉ Corp.[3]	4,244,800	—	597,400	3,647,400	$(26,796)	$15,784	$—	$438,516
Energy 0.21%
Cenovus Energy Inc.	46,154,957	23,618,400	—	69,773,357	—	158,334	—	326,356
Utilities 0.94%
ENN Energy Holdings Ltd.[3]	73,744,200	—	—	73,744,200	—	119,035	15,889	828,233
China Resources Gas Group Ltd.[3]	126,618,000	—	—	126,618,000	—	(19,488)	11,756	616,166
								1,444,399
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.18%[8,10]	113,995,069	9,884,537	67,771,027	56,108,579	693	(3,654)	10,472	—
Total 12.65%					$(607,080)	$6,112,385	$49,947	$19,396,166
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $124,022,667,000, which represented 80.90% of the net assets of the fund. This amount includes $123,715,290,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	All or a portion of this security was on loan. The total value of all such securities was $651,682,000, which represented .43% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,263,000, which represented .13% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 6/30/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
EuroPacific Growth Fund — Page 10 of 12

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
EuroPacific Growth Fund — Page 11 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,906,641	$21,961,895	$—	$26,868,536
Information technology	4,837,529	17,982,648	—	22,820,177
Health care	1,829,370	19,269,839	39	21,099,248
Financials	2,574,589	18,234,816	—	20,809,405
Industrials	485,528	11,981,018	—	12,466,546
Communication services	2,299,632	7,806,269	—	10,105,901
Materials	3,186,502	5,527,054	—	8,713,556
Consumer staples	563,178	8,004,351	—	8,567,529
Energy	1,977,381	5,123,657	—	7,101,038
Utilities	—	4,621,628	—	4,621,628
Real estate	—	1,954,065	—	1,954,065
Preferred securities	1,047,342	1,363,125	—*	2,410,467
Rights & warrants	—	192,263	—	192,263
Bonds, notes & other debt instruments	—	101,164	—	101,164
Short-term securities	6,211,182	—	—	6,211,182
Total	$29,918,874	$124,123,792	$39	$154,042,705
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-016-0820O-S78092	EuroPacific Growth Fund — Page 12 of 12